Investment Risks - Cutler Equity Fund	Oct. 27, 2026
Prospectus [Line Items]
Risk [Text Block]

An investment in the Equity Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There is no assurance that the Equity Fund will achieve its investment objective. The Equity Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Equity Fund may be worth less than its original cost. The Equity Fund, by itself, does not provide a complete investment program. The Equity Fund is subject to the following principal risks:

Large-Cap Company Risk

The Equity Fund may invest in large-capitalization (“large-cap”) companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk

Because the Equity Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection could cause the Equity Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Equity Fund.

Mid-Cap Company Risk

The Equity Fund may invest in mid-capitalization (“mid-cap”) companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies are substantially less than are typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Stock Market Risk

All investments made by the Equity Fund have some risk. Among other things, the market value of any security in which the Equity Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style utilized for the Equity Fund could fall out of favor with the market. In addition, performance of the Equity Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, trade disputes, tariff arrangements, sanctions, war, political events, cybersecurity attacks, acts of terrorism, the spread of infectious diseases or other public health issues, and natural and environmental disasters) that cause major price changes in individual securities or market sectors.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Equity Fund, or the Fund could underperform other investments, if any of the following occurs:

●	The stock market goes down;

●	The stock market undervalues the stocks in the Equity Fund’s portfolio; or

●	The Adviser’s judgment as to the value of the Equity Fund’s stocks proves to be mistaken.

For additional information regarding Stock Market Risk, please refer to “Principal Risks of Investing in the Cutler Equity Fund” found in “Investment Objective, Principal Investment Strategies and Principal Risks of the Fund” in the Fund’s prospectus.

Sector Risk

The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors. For additional information regarding Sector Risk, please refer to “Principal Risks of Investing in the Cutler Equity Fund” found in “Investment Objective, Principal Investment Strategies and Principal Risks of the Fund” in the Fund’s prospectus.

Securities Lending Risk

The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Company Risk

The Equity Fund may invest in large-capitalization (“large-cap”) companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk

Because the Equity Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection could cause the Equity Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Equity Fund.

Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk

The Equity Fund may invest in mid-capitalization (“mid-cap”) companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies are substantially less than are typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk

All investments made by the Equity Fund have some risk. Among other things, the market value of any security in which the Equity Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style utilized for the Equity Fund could fall out of favor with the market. In addition, performance of the Equity Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, trade disputes, tariff arrangements, sanctions, war, political events, cybersecurity attacks, acts of terrorism, the spread of infectious diseases or other public health issues, and natural and environmental disasters) that cause major price changes in individual securities or market sectors.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Equity Fund, or the Fund could underperform other investments, if any of the following occurs:

●	The stock market goes down;

●	The stock market undervalues the stocks in the Equity Fund’s portfolio; or

●	The Adviser’s judgment as to the value of the Equity Fund’s stocks proves to be mistaken.

For additional information regarding Stock Market Risk, please refer to “Principal Risks of Investing in the Cutler Equity Fund” found in “Investment Objective, Principal Investment Strategies and Principal Risks of the Fund” in the Fund’s prospectus.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk

The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors. For additional information regarding Sector Risk, please refer to “Principal Risks of Investing in the Cutler Equity Fund” found in “Investment Objective, Principal Investment Strategies and Principal Risks of the Fund” in the Fund’s prospectus.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk

The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.